FINANCIAL INSTRUMENTS - Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	$ 3	$ 3
Liability Derivatives	3	32
Total derivatives not designated as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	0	2
Liability Derivatives	1	7
Commodity contracts | Other asset
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	0	2
Commodity contracts | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Liability Derivatives	1	7
Total derivatives classified as hedging instruments
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	3	1
Liability Derivatives	2	25
Interest rate contracts | Other asset
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	1	1
Interest rate contracts | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Liability Derivatives	0	0
Commodity contracts | Other asset
Disclosure of detailed information about financial instruments [line items]
Asset Derivatives	2	0
Commodity contracts | Other liabilities
Disclosure of detailed information about financial instruments [line items]
Liability Derivatives	$ 2	$ 25